COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Lease Payments
The Company leases its facilities under various operating lease agreements, which expire through 2026 and also include renewal options. In addition, the Company leases certain motor vehicles under certain car operating lease agreements which expire through 2021. The minimum lease payments under operating leases as of December 31, 2018 are as follows:

	Lease of premises	Lease of motor vehicles

2019	$5,102	$410
2020	5,508	272
2021	5,483	65
2022	5,593	-
2023	4,776	-
Thereafter	3,763	-

	$30,225	$747